Inventories	12 Months Ended
Dec. 31, 2010
Inventories [Abstract]
Inventories	Note 8. Inventories

	December 31,
	2010	2009
	(Millions)
Natural gas liquids and olefins	$87	$70
Natural gas in underground storage	93	47
Materials, supplies, and other	122	104

	$302	$221